Other Noncurrent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities, Noncurrent [Abstract]
Schedule Of Other Noncurrent Liabilities

	December 31,
(in thousands)	2012	2011
Employee benefits	$140,501	$120,558
Interest rate swaps	30,508	33,424
Environmental remediation	16,869	18,467
Asbestos litigation reserve	9,453	9,389
Environmental dismantling	300	337
Other	16,596	11,269
	$214,227	$193,444